Share-Based Payment - Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year			12,550,000
Range of Exercise Prices One [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	23,500,000	10,150,000	10,900,000
Weighted average remaining contractual life	3 years 7 months 2 days	5 years 3 months 18 days	6 years 25 days
Range of Exercise Prices One [Member] | Bottom of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)	$ 0.04	$ 0.03	$ 0.03
Range of Exercise Prices One [Member] | Top of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)	$ 0.09	$ 0.11	$ 0.14
Range of Exercise Prices Two [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	94,600,000	37,012,500	1,500,000
Range of exercise prices (USD)		$ 0.17	$ 0.17
Weighted average remaining contractual life	9 years 2 months 15 days	7 months 28 days	1 year 7 months 28 days
Range of Exercise Prices Two [Member] | Bottom of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)	$ 0.012
Range of Exercise Prices Two [Member] | Top of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)	$ 0.016
Range of Exercise Prices Three [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year		15,450,000	150,000
Range of exercise prices (USD)		$ 0.01	$ 0.01
Weighted average remaining contractual life		4 years 3 months	9 years 2 months 1 day
Stock Options [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year	118,100,000	62,612,500